Related party transactions - Key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions
Salaries and management fees	$ 2,676	$ 2,299
Stock-based compensation	2,060	1,093
Total	$ 4,736	$ 3,392